Regulatory Capital	3 Months Ended
Jan. 31, 2025
Regulatory Capital [Abstract]
Regulatory Capital
NOTE 20: REGULATORY CAPITAL
The Bank manages its capital under guidelines

established by OSFI. The regulatory

capital guidelines measure capital in relation

to credit, market, and operational
risks. The Bank has various capital policies,

procedures, and controls which it utilizes

to achieve its goals and objectives. The

Bank is designated as a domestic
systemically important bank (D-SIB) and

a global systemically important bank (G-SIB).
Canadian banks designated as D-SIBs are required

to comply with OSFI’s minimum targets for risk-based

capital and leverage ratios. The minimum

targets
include a D-SIB surcharge and Domestic Stability

Buffer (DSB) for CET1, Tier 1, Total Capital and risk-based Total Loss Absorbing Capacity (TLAC) ratios. The
DSB level was increased to 3.5
% as of November 1, 2023, which

sets these minimum target ratios at
11.5%, 13.0%, 15.0 % and 25.0%, respectively. The OSFI
target includes the greater of the D-SIB or

G-SIB surcharge, both of which are

currently
1
% for the Bank. On February 1, 2023, OSFI

announced revisions to the
Leverage Requirements Guideline to introduce

a requirement for D-SIBs to hold a leverage

ratio buffer of
0.50 % in addition to the existing minimum requirement.
This sets the minimum targets for leverage

and TLAC leverage ratios at
3.5 % and 7.25
%, respectively.

The Bank complied with all minimum risk-based

capital and leverage ratio requirements

set by OSFI in the three months ended January

31, 2025.

The following table summarizes the Bank’s regulatory

capital positions as at January 31, 2025

and October 31, 2024.
Regulatory Capital Position
(millions of Canadian dollars, except

as noted)
As at
January 31 October 31

2025 2024
Capital
Common Equity Tier 1 Capital $ 85,204 $ 82,714
Tier 1 Capital 95,589 93,248
Total Capital 110,238 105,745
Risk-weighted assets used in the calculation

of capital ratios
649,043 630,900
Capital and leverage ratios
Common Equity Tier 1 Capital ratio 13.1% 13.1%
Tier 1 Capital ratio 14.7 14.8
Total Capital ratio 17.0 16.8
Leverage ratio 4.2 4.2
TLAC Ratio 29.5 28.7
TLAC Leverage Ratio 8.5 8.1